Senior Notes and Secured Indebtedness - 8 1/2% Senior Notes Due 2020 - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		2 Months Ended			12 Months Ended
	Sep. 03, 2009	Feb. 24, 2012	Nov. 08, 2012 8 1/2% Senior Notes Due 2020 [Member]	Sep. 30, 2013 8 1/2% Senior Notes Due 2020 [Member]	Dec. 31, 2012 8 1/2% Senior Notes Due 2020 [Member]	Sep. 30, 2013 8 1/2% Senior Notes Due 2020 [Member] California Lyon [Member]	Dec. 31, 2012 8 1/2% Senior Notes Due 2020 [Member] California Lyon [Member]	Sep. 30, 2013 8 1/2% Senior Notes Due 2020 [Member] Minimum [Member]	Dec. 31, 2012 8 1/2% Senior Notes Due 2020 [Member] Minimum [Member]	Sep. 30, 2013 8 1/2% Senior Notes Due 2020 [Member] Maximum [Member]	Dec. 31, 2012 8 1/2% Senior Notes Due 2020 [Member] Maximum [Member]	Nov. 08, 2012 Senior Secured Term Loan [Member]	Feb. 24, 2012 Senior Subordinated Secured Notes [Member]	Nov. 08, 2012 Senior Subordinated Secured Notes [Member]	Dec. 31, 2010 Senior Subordinated Secured Notes [Member]	Dec. 31, 2012 Senior Subordinated Secured Notes [Member] California Lyon [Member]	Nov. 08, 2012 Project debt [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		10.00%	8.50%									10.25%	12.00%	12.00%
Aggregate principal amount			$ 325.0									$ 235.0	$ 75.0	$ 76.0	$ 37.3		$ 11.0
Percentage of issuance price on face value			100.00%
Debt amount, outstanding					$ 325.0
Debt instrument, maturity date	Sep. 30, 2016			Nov. 15, 2020	Nov. 15, 2020								Feb. 25, 2017
Interest at an annual rate				8.50%	8.50%
First requisite repayment date					May 15, 2013
Debt instrument redemption date				November 15, 2016	November 15, 2016
Notice period for redemption of Notes								30 days	30 days	60 days	60 days
Percentage of redemption price of principal amount				100.00%	100.00%	108.50%	108.50%									100.00%
Principal amount of notes redeemed						35.00%	35.00%